14. INCOME TAXES (Details 1) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Potential deferred tax asset
Net operating losses	$ 619,955	$ 194,729
Mineral properties	148,970	128,119
Less valuation allowance	(709,820)	(322,848)
Total deferred tax assets	59,105
Deferred tax liablities
Beneficial conversion feature	(59,105)
Net deferred tax assets